[AIM LOGO APPEARS HERE]         Dear Shareholder:
--Registered Trademark--

                 [PHOTO of      As the end of the six-month reporting period
                 Bob Graham     arrived, the U.S. economy began to slow. In
              Chairman of the   early fall, rising oil prices, unrest in the
LETTER       Board of The Fund  Middle East and unease about corporate earnings
TO OUR         APPEARS HERE]    shortfalls combined to produce a steep market
SHAREHOLDERS                    decline, following the considerable volatility
                                that had whipsawed investors just months
                 earlier. Uncertainty about the outcome of the presidential election also roiled markets, and the December resolution of the election controversy failed to produce a sustained rally. By then, the Federal Reserve Board (the Fed) indicated that it might consider cutting interest rates in the wake of indications of slower economic growth. But the Fed's bias shift was insufficient to counteract investors' concerns, and most key market indexes recorded losses for calendar year 2000. Then in January 2001, the Fed cut short-term interest rates a full percentage point, leaving the federal funds rate (the rate banks charge one another for overnight loans) at 5.5%. While markets immediately rallied, the excitement gave way to further trepidation about the slowing economy and uncertain corporate earnings.

                 YOUR INVESTMENT PORTFOLIO

                 As of February 28, 2001, the portfolio's Personal Investment Class provided competitive performance; its average monthly yield was 5.14%, and its seven-day yield was 5.04%. Through a combination of short-term cash-management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. (Had the distributor not waived fees during the reporting period, returns would have been lower.) The weighted average maturity
                 (WAM) remained in the 19- to 21-day range; at the close of the period, the WAM was 20 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Personal Investment Class stood at $215.17 million at the close of the reporting period.
                   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies:
                 AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.
                   The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                                                                     (continued)

                 IN CONCLUSION

                 The U.S. economy grew at an annual rate of just 1.0% during the last quarter of 2000, its weakest performance in more than five years, accentuating how dramatically the economy has slowed. Fed Chairman Alan Greenspan has not ruled out the possibility of a more extended downturn if consumers become so disconcerted that they stop spending. However, reasons for optimism remain. Inflation continues to be low, and the Fed has indicated that it will move aggressively to keep the economy out of recession.
                   We are pleased to send you this report on your investment.
                 AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we may help.

                 Respectfully submitted,

                 /s/ ROBERT H. GRAHAM
                 Robert H. Graham
                 Chairman

SCHEDULE OF INVESTMENTS

February 28, 2001
(Unaudited)

                                              PAR
                                   MATURITY  (000)        VALUE
COMMERCIAL PAPER - 83.51%(a)

BASIC MATERIALS - 2.02%

CHEMICALS (DIVERSIFIED) - 0.25%

Bayer Corp.
 5.48%                             03/23/01 $ 40,000 $    39,866,044
====================================================================

METALS MINING - 1.77%
Rio Tinto America, Inc.
 5.50%                             03/23/01   79,700      79,432,119
--------------------------------------------------------------------
 5.53%                             03/26/01  100,000      99,615,972
--------------------------------------------------------------------
 5.35%                             04/11/01  100,848     100,233,528
====================================================================
                                                         279,281,619
====================================================================
  Total Basic Materials                                  319,147,663
====================================================================

COMMUNICATION SERVICES - 1.97%

TELEPHONE - 1.97%

SBC Communications Inc.
 5.40%                             03/16/01  145,000     144,673,750
--------------------------------------------------------------------
 5.36%                             03/26/01   70,000      69,739,444
--------------------------------------------------------------------
 5.42%                             03/28/01   70,000      69,715,450
--------------------------------------------------------------------
 5.07%                             04/12/01   27,950      27,784,676
====================================================================
  Total Communication Services                           311,913,320
====================================================================

CONSUMER CYCLICALS - 0.63%

AUTOMOBILES - 0.63%

Volkswagen of America, Inc.
 5.36%                             04/05/01  100,000      99,478,889
====================================================================
  Total Consumer Cyclicals                                99,478,889
====================================================================

CONSUMER STAPLES - 0.75%

BEVERAGES (NON-ALCOHOLIC) - 0.43%

Coca-Cola Co. (The)
 5.32%                             03/28/01   68,000      67,728,680
====================================================================

FOODS - 0.32%

H.J. Heinz Co.
 5.07%                             04/19/01   52,000      51,641,157
====================================================================
  Total Consumer Staples                                 119,369,837
====================================================================

                                                         PAR
                                              MATURITY  (000)        VALUE
ENERGY - 0.86%

OIL (INTERNATIONAL INTEGRATED) - 0.86%

Exxon Imperial U.S., Inc.
 5.38%                                        03/23/01 $ 60,000 $    59,802,733
-------------------------------------------------------------------------------
 5.37%                                        03/27/01   56,506      56,286,851
-------------------------------------------------------------------------------
 5.40%                                        03/27/01   20,228      20,149,111
===============================================================================
  Total Energy                                                      136,238,695
===============================================================================

FINANCIAL - 76.93%

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES - 7.85%

Atlantis One Funding Corp.
 5.70%                                        03/14/01  100,000      99,794,167
-------------------------------------------------------------------------------
 5.58%                                        03/15/01   82,670      82,490,606
-------------------------------------------------------------------------------
 5.68%                                        03/16/01  100,000      99,763,333
-------------------------------------------------------------------------------
 5.56%                                        03/21/01  296,928     296,010,822
-------------------------------------------------------------------------------
 5.38%                                        04/04/01   23,202      23,084,108
-------------------------------------------------------------------------------
 5.39%                                        04/06/01  118,051     117,414,705
-------------------------------------------------------------------------------
Fleet Funding Corp.
 5.65%                                        03/05/01  106,000     105,933,456
-------------------------------------------------------------------------------
 5.39%                                        04/04/01   56,449      56,161,643
-------------------------------------------------------------------------------
 5.25%                                        04/09/01  162,515     161,590,696
-------------------------------------------------------------------------------
 5.33%                                        04/09/01   31,407      31,225,651
-------------------------------------------------------------------------------
 5.35%                                        04/10/01   25,544      25,392,155
-------------------------------------------------------------------------------
 5.37%                                        04/11/01   52,191      51,871,809
-------------------------------------------------------------------------------
Stellar Funding Group, Inc.
 5.72%                                        03/14/01   30,000      29,938,033
-------------------------------------------------------------------------------
Sweetwater Capital Corp.
 5.58%                                        03/15/01   61,113      60,980,385
===============================================================================
                                                                  1,241,651,569
===============================================================================

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES - 1.47%

Thunder Bay Funding, Inc.
 5.65%                                        03/15/01   75,671      75,504,734
-------------------------------------------------------------------------------
 5.65%                                        03/19/01  100,960     100,674,788
-------------------------------------------------------------------------------
 5.30%                                        04/18/01   57,062      56,658,762
===============================================================================
                                                                    232,838,284
===============================================================================

ASSET-BACKED SECURITIES-FULLY BACKED - 7.38%

Aspen Funding Corp.
 5.66%                                        03/16/01   54,500      54,371,471
-------------------------------------------------------------------------------
Intrepid Funding Master Trust
 5.38%                                        04/11/01   55,524      55,183,792
-------------------------------------------------------------------------------

                                                      PAR
                                           MATURITY  (000)        VALUE
ASSET-BACKED SECURITIES - FULLY BACKED - (CONTINUED)

Kitty Hawk Funding Corp.
 5.65%                                     03/15/01 $100,924 $   100,702,248
----------------------------------------------------------------------------
Old Slip Funding Corp.
 5.22%                                     04/02/01   18,838      18,750,592
----------------------------------------------------------------------------
Three Rivers Funding Corp.
 5.34%                                     04/20/01   28,920      28,705,510
----------------------------------------------------------------------------
Triple-A One Funding Corp.
 5.66%                                     03/02/01   50,000      49,992,139
----------------------------------------------------------------------------
 5.71%                                     03/02/01   47,585      47,577,452
----------------------------------------------------------------------------
 5.64%                                     03/07/01   45,968      45,924,790
----------------------------------------------------------------------------
 5.63%                                     03/12/01  136,897     136,661,499
----------------------------------------------------------------------------
 5.55%                                     03/23/01   37,082      36,956,230
----------------------------------------------------------------------------
Variable Funding Capital Corp.
 5.80%                                     03/02/01  150,000     149,975,833
----------------------------------------------------------------------------
 5.80%                                     03/05/01  100,000      99,935,556
----------------------------------------------------------------------------
 5.62%                                     03/08/01   50,000      49,945,361
----------------------------------------------------------------------------
 5.63%                                     03/09/01   93,160      93,043,446
----------------------------------------------------------------------------
 5.58%                                     03/20/01  150,000     149,558,250
----------------------------------------------------------------------------
 5.55%                                     03/23/01   50,000      49,830,417
============================================================================
                                                               1,167,114,586
============================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE - 21.38%

Amesterdam Funding Corp.
 5.43%                                     03/27/01  125,000     124,509,792
----------------------------------------------------------------------------
 5.37%                                     04/02/01   75,000      74,642,000
----------------------------------------------------------------------------
 5.37%                                     04/04/01  100,000      99,492,833
----------------------------------------------------------------------------
Charta Corp.
 5.63%                                     03/01/01  100,000     100,000,000
----------------------------------------------------------------------------
 5.80%                                     03/05/01   25,000      24,983,889
----------------------------------------------------------------------------
 5.65%                                     03/06/01   50,000      49,960,764
----------------------------------------------------------------------------
 5.64%                                     03/13/01  100,000      99,812,000
----------------------------------------------------------------------------
 5.55%                                     03/19/01   50,000      49,861,250
----------------------------------------------------------------------------
 5.55%                                     03/22/01   50,000      49,838,125
----------------------------------------------------------------------------
 5.40%                                     04/09/01   40,000      39,766,000
----------------------------------------------------------------------------
Corporate Receivables Corp.
 5.65%                                     03/06/01  100,000      99,921,528
----------------------------------------------------------------------------
 5.62%                                     03/07/01   75,000      74,929,750
----------------------------------------------------------------------------
 5.63%                                     03/12/01  150,000     149,741,958
----------------------------------------------------------------------------

                                                      PAR
                                           MATURITY  (000)        VALUE
ASSET-BACKED SECURITIES - MULTI-PURPOSE - (CONTINUED)

Edison Asset Securitization, L.L.C.
 5.74%                                     03/01/01 $150,000 $   150,000,000
----------------------------------------------------------------------------
 5.63%                                     03/06/01   39,619      39,588,020
----------------------------------------------------------------------------
 5.62%                                     03/08/01  100,000      99,890,722
----------------------------------------------------------------------------
 5.64%                                     03/13/01  100,000      99,812,000
----------------------------------------------------------------------------
 5.37%                                     04/03/01  100,000      99,507,750
----------------------------------------------------------------------------
 5.39%                                     04/04/01   65,750      65,415,296
----------------------------------------------------------------------------
 5.31%                                     04/11/01  118,885     118,166,043
----------------------------------------------------------------------------
Falcon Asset Securitization Corp.
 5.55%                                     03/15/01   41,700      41,609,998
----------------------------------------------------------------------------
 5.43%                                     03/22/01   60,000      59,809,950
----------------------------------------------------------------------------
 5.42%                                     03/27/01  100,000      99,608,556
----------------------------------------------------------------------------
 5.24%                                     04/11/01  100,105      99,507,596
----------------------------------------------------------------------------
Mont Blanc Capital Corp.
 5.58%                                     03/20/01   36,830      36,721,536
----------------------------------------------------------------------------
Monte Rosa Capital Corp.
 5.60%                                     03/08/01  130,000     129,858,444
----------------------------------------------------------------------------
Preferred Receivables Funding Corp.
 5.70%                                     03/06/01  100,000      99,920,833
----------------------------------------------------------------------------
Quincy Capital Corp.
 5.63%                                     03/13/01  100,729     100,539,965
----------------------------------------------------------------------------
 5.45%                                     03/22/01  116,957     116,585,174
----------------------------------------------------------------------------
 5.41%                                     04/04/01  153,578     152,793,302
----------------------------------------------------------------------------
 5.36%                                     04/09/01   47,821      47,543,319
----------------------------------------------------------------------------
Sheffield Receivables Corp.
 6.25%                                     03/02/01   50,000      49,991,319
----------------------------------------------------------------------------
 6.32%                                     03/02/01   34,450      34,443,952
----------------------------------------------------------------------------
 5.63%                                     03/09/01   99,200      99,075,890
----------------------------------------------------------------------------
 5.55%                                     03/20/01  200,000     199,414,167
----------------------------------------------------------------------------
 5.40%                                     04/05/01   50,800      50,533,300
----------------------------------------------------------------------------
 5.39%                                     04/16/01   50,000      49,655,639
----------------------------------------------------------------------------
Windmill Funding Corp.
 5.58%                                     03/15/01   45,000      44,902,350
----------------------------------------------------------------------------
 5.43%                                     03/27/01   50,000      49,803,917
----------------------------------------------------------------------------
 5.37%                                     04/03/01   17,662      17,575,059
----------------------------------------------------------------------------
 5.38%                                     04/04/01   17,500      17,411,081
----------------------------------------------------------------------------
 5.37%                                     04/06/01   50,000      49,731,500
----------------------------------------------------------------------------
 5.38%                                     04/12/01   25,000      24,843,083
============================================================================
                                                               3,381,719,650
============================================================================

                                                   PAR
                                        MATURITY  (000)        VALUE
ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 9.66%

Asset Securitization Cooperative Corp.
 5.60%                                  03/07/01 $150,000 $   149,860,000
-------------------------------------------------------------------------
 5.58%                                  03/08/01   50,000      49,945,798
-------------------------------------------------------------------------
Ciesco L.P.
 6.20%                                  03/02/01   37,865      37,858,479
-------------------------------------------------------------------------
 5.60%                                  03/08/01   71,000      70,922,689
-------------------------------------------------------------------------
Corporate Asset Funding Co.
 5.65%                                  03/01/01   50,000      50,000,000
-------------------------------------------------------------------------
 5.62%                                  03/07/01   50,000      49,953,167
-------------------------------------------------------------------------
 5.38%                                  04/02/01  100,000      99,521,778
-------------------------------------------------------------------------
 5.38%                                  04/03/01   49,700      49,454,896
-------------------------------------------------------------------------
Delaware Funding Corp.
 5.65%                                  03/16/01  111,043     110,781,586
-------------------------------------------------------------------------
 5.40%                                  04/04/01   66,997      66,655,315
-------------------------------------------------------------------------
 5.38%                                  04/06/01   50,000      49,731,000
-------------------------------------------------------------------------
 5.38%                                  04/12/01   35,315      35,093,340
-------------------------------------------------------------------------
 5.35%                                  04/19/01   35,302      35,044,933
-------------------------------------------------------------------------
Eureka Securitization, Inc.
 5.65%                                  03/06/01  100,000      99,921,528
-------------------------------------------------------------------------
 5.70%                                  03/06/01  100,000      99,920,833
-------------------------------------------------------------------------
 5.60%                                  03/08/01   25,000      24,972,778
-------------------------------------------------------------------------
 5.63%                                  03/12/01  100,000      99,827,972
-------------------------------------------------------------------------
 5.64%                                  03/13/01  100,000      99,812,000
-------------------------------------------------------------------------
 5.56%                                  03/19/01   50,000      49,861,000
-------------------------------------------------------------------------
 5.58%                                  03/20/01   50,000      49,852,750
-------------------------------------------------------------------------
 5.55%                                  03/21/01   75,000      74,768,750
-------------------------------------------------------------------------
 5.38%                                  04/03/01   50,000      49,753,417
-------------------------------------------------------------------------
 5.37%                                  04/09/01   25,000      24,854,563
=========================================================================
                                                            1,528,368,572
=========================================================================

BANKS (MAJOR REGIONAL) - 2.17%

Fortis Funding
 5.35%                                  04/03/01   45,000      44,779,312
-------------------------------------------------------------------------
 5.36%                                  04/03/01  100,000      99,508,667
-------------------------------------------------------------------------
 5.35%                                  04/05/01   50,000      49,739,930
-------------------------------------------------------------------------
Wells Fargo Financial Inc.
 5.35%                                  04/20/01  150,000     148,885,417
=========================================================================
                                                              342,913,326
=========================================================================

                                             PAR
                                  MATURITY  (000)       VALUE
BANKS (MONEY CENTER) - 0.63%

Citicorp
 5.40%                            03/27/01 $100,000 $  99,610,000
=================================================================

CONSUMER FINANCE - 10.28%

American Express Credit Corp.
 5.47%                            03/26/01   50,000    49,810,069
-----------------------------------------------------------------
 5.31%                            03/28/01   50,000    49,800,875
-----------------------------------------------------------------
 5.31%                            03/30/01  100,000    99,572,250
-----------------------------------------------------------------
Ford Motor Credit Co.
 5.52%                            03/19/01  135,000   134,627,400
-----------------------------------------------------------------
 5.34%                            04/16/01  200,000   198,635,333
-----------------------------------------------------------------
 5.33%                            04/20/01  150,000   148,889,583
-----------------------------------------------------------------
General Motors Acceptance Corp.
 5.52%                            03/23/01  100,000    99,662,667
-----------------------------------------------------------------
 5.32%                            03/30/01  200,000   199,142,889
-----------------------------------------------------------------
 5.33%                            04/02/01  200,000   199,052,445
-----------------------------------------------------------------
 5.34%                            04/10/01  150,000   149,110,000
-----------------------------------------------------------------
Household Finance Corp.
 5.31%                            03/28/01  100,000    99,601,750
-----------------------------------------------------------------
 5.38%                            03/29/01  200,000   199,163,111
=================================================================
                                                    1,627,068,372
=================================================================

FINANCIAL (DIVERSIFIED) - 11.22%

AIG Funding, Inc.
 5.30%                            04/10/01   75,000    74,558,333
-----------------------------------------------------------------
Associates First Capital Corp.
 5.33%                            03/29/01  100,000    99,585,445
-----------------------------------------------------------------
 5.33%                            03/30/01  100,000    99,570,639
-----------------------------------------------------------------
BellSouth Capital Funding Corp.
 5.07%                            04/12/01   18,000    17,893,530
-----------------------------------------------------------------
CIT Group Inc.
 5.70%                            03/14/01  200,000   199,588,333
-----------------------------------------------------------------
 5.48%                            03/26/01  100,000    99,619,444
-----------------------------------------------------------------
 5.32%                            03/29/01  100,000    99,586,222
-----------------------------------------------------------------
 5.37%                            04/05/01  200,000   198,955,833
-----------------------------------------------------------------
Dresdner U.S. Finance, Inc.
 5.59%                            03/09/01  200,000   199,751,556
-----------------------------------------------------------------
 5.37%                            04/04/01   50,000    49,746,417
-----------------------------------------------------------------

                                                         PAR
                                              MATURITY  (000)        VALUE
FINANCIAL (DIVERSIFIED) - (CONTINUED)

General Electric Capital Corp.
 5.31%                                        03/28/01 $100,000 $    99,601,750
-------------------------------------------------------------------------------
 5.33%                                        04/10/01  100,000      99,407,778
-------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
 Corp.
 5.13%                                        04/17/01   50,000      49,665,125
-------------------------------------------------------------------------------
 5.07%                                        04/27/01   50,000      49,598,625
-------------------------------------------------------------------------------
Sony Capital Corp.
 5.35%                                        04/06/01  100,000      99,465,000
-------------------------------------------------------------------------------
UBS Finance Delaware Inc.
 5.65%                                        03/05/01   64,859      64,818,283
-------------------------------------------------------------------------------
ZCM Matched Funding Corp.
 5.65%                                        03/19/01   36,068      35,966,108
-------------------------------------------------------------------------------
 5.35%                                        04/02/01   66,000      65,686,133
-------------------------------------------------------------------------------
 5.37%                                        04/06/01   55,000      54,704,650
-------------------------------------------------------------------------------
 5.40%                                        04/09/01   18,000      17,894,700
===============================================================================
                                                                  1,775,663,904
===============================================================================

INSURANCE (LIFE/HEALTH) - 1.73%

Prudential Funding Corp.
 5.52%                                        03/22/01  200,000     199,356,000
-------------------------------------------------------------------------------
 5.48%                                        03/26/01   75,000      74,714,583
===============================================================================
                                                                    274,070,583
===============================================================================

INVESTMENT BANKING/BROKERAGE - 3.16%

Bear, Stearns & Co. Inc.
 5.59%                                        03/07/01  100,000      99,906,833
-------------------------------------------------------------------------------
 5.52%                                        03/20/01  100,000      99,708,667
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 5.80%                                        03/05/01  100,000      99,935,556
-------------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc.
 5.60%                                        03/01/01  100,000     100,000,000
-------------------------------------------------------------------------------
 5.66%                                        03/14/01  100,000      99,795,611
===============================================================================
                                                                    499,346,667
===============================================================================
  Total Financial                                                12,170,365,513
===============================================================================

TECHNOLOGY - 0.35%

COMPUTERS (SOFTWARE & SERVICES) - 0.35%

First Data Corp.
 5.30%                                        04/10/01   55,550      55,222,872
===============================================================================
  Total Technology                                                   55,222,872
===============================================================================
  Total Commercial Paper (Cost - $13,211,736,789)                13,211,736,789
===============================================================================

                                                     PAR
                                          MATURITY  (000)        VALUE
MASTER NOTE AGREEMENT - 1.02%

Merrill Lynch Mortgage Capital Inc.
 5.75%(b) (Cost - $161,200,000)           08/20/01 $161,200 $   161,200,000
============================================================================
  Total Investments (excluding Repurchase
   Agreements)                                               13,372,936,789
============================================================================

REPURCHASE AGREEMENTS - 16.06%(c)

Bear, Stearns & Co., Inc.
 5.48%(d)                                       --  350,000     350,000,000
----------------------------------------------------------------------------
BNP Capital Markets, LLC (France)
 5.48%(e)                                 03/01/01  250,000     250,000,000
----------------------------------------------------------------------------
First Union Capital Markets Corp.
 5.48%(f)                                 03/01/01  350,000     350,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
 5.48%(g)                                 03/01/01  239,041     239,040,636
----------------------------------------------------------------------------
Salomon Smith Barney Inc.
 5.48%(h)                                       --  915,000     915,000,000
----------------------------------------------------------------------------
UBS Warburg (Switzerland)
 5.48%(i)                                 03/01/01  411,537     411,536,540
----------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
 (Germany)
 5.48%(j)                                 03/01/01   24,639      24,639,190
============================================================================
  Total Repurchase Agreements (Cost - $2,540,216,366)         2,540,216,366
============================================================================
TOTAL INVESTMENTS - 100.59% (COST - $15,913,153,155)(k)      15,913,153,155
============================================================================
OTHER LIABILITIES LESS ASSETS  - (0.59%)                        (93,087,300)
============================================================================
NET ASSETS - 100.00%                                        $15,820,065,855
____________________________________________________________________________
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/01.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $348,835,000 U. S. Government obligations, 1.00% to 7.38% due 10/15/01 to 02/12/10 with an aggregate market value at 02/28/01 of $357,369,590.
(e) Joint repurchase agreement entered into 02/28/01 with a maturing value of $1,000,152,222. Collateralized by $1,000,157,000 U.S. Government
    obligations, 0% to 7.55% due 03/06/01 to 01/15/30 with an aggregate market value at 02/28/01 of $1,020,000,862.
(f) Repurchase agreement entered into 02/28/01 with a maturing value of $350,053,278. Collateralized by $482,891,691 U.S Government obligations, 0% to 9.07% due 07/01/02 to 12/01/30 with an aggregate market value at 02/28/01 of $357,000,861.
(g) Joint repurchase agreement entered into 02/28/01 with a maturing value of $300,045,667. Collateralized by $364,647,426 U.S. Government obligations, 5.50% to 11.50% due 05/01/07 to 02/01/31 with an aggregate market value at 02/28/01 of $306,003,131.

(h) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $1,295,805,000 U. S. Government obligations, 0% to 15.75% due 07/15/01 to 07/15/43 with an aggregate market value at 02/28/01 of $940,102,638.
(i) Joint repurchase agreement entered into 02/28/01 with a maturing value of $1,000,152,222. Collateralized by $2,182,936,194 U.S. Government
    obligations, 5.50% to 9.50% due 12/15/01 to 02/15/31 with an aggregate market value at 02/28/01 of $1,020,000,459.
(j) Joint repurchase agreement entered into 02/28/01 with a maturing value of $300,045,667. Collateralized by $353,555,893 U.S. Government obligations, 6.00% to 8.18% due 06/01/20 to 01/01/40 with an aggregate market value at 02/28/01 of $309,160,454.
(k) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2001
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                             $13,372,936,789
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                          2,540,216,366
-----------------------------------------------------------------------------
Receivables for interest                                            1,100,080
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             215,884
-----------------------------------------------------------------------------
Other assets                                                          495,338
=============================================================================
  Total assets                                                 15,914,964,457
=============================================================================

LIABILITIES:

Payables for:
 Investments purchased                                             18,750,592
-----------------------------------------------------------------------------
 Dividends                                                         74,358,679
-----------------------------------------------------------------------------
 Deferred compensation plan                                           215,884
-----------------------------------------------------------------------------
Accrued administrative services fees                                   60,950
-----------------------------------------------------------------------------
Accrued distribution fees                                             469,306
-----------------------------------------------------------------------------
Accrued directors' fees                                                 8,995
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           326,204
-----------------------------------------------------------------------------
Accrued operating expenses                                            707,992
=============================================================================
  Total liabilities                                                94,898,602
=============================================================================
Net assets applicable to shares outstanding                   $15,820,065,855
=============================================================================

NET ASSETS:

Institutional Class                                           $13,029,667,810
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   628,311,969
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $   215,169,445
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 1,431,291,209
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $   147,170,272
_____________________________________________________________________________
=============================================================================
Resource Class                                                $   368,455,150
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            13,029,690,513
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          628,308,478
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                         215,170,766
_____________________________________________________________________________
=============================================================================
Cash Management                                                 1,431,256,279
_____________________________________________________________________________
=============================================================================
Reserve Class                                                     147,170,049
_____________________________________________________________________________
=============================================================================
Resource Class                                                    368,476,108
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2001
(Unaudited)


INVESTMENT INCOME:

Interest                                              $523,199,144
===================================================================

EXPENSES:

Advisory fees                                            4,290,608
-------------------------------------------------------------------
Administrative services fees                               319,498
-------------------------------------------------------------------
Custodian fees                                             397,057
-------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                1,511,938
-------------------------------------------------------------------
 Personal Investment Class                                 663,322
-------------------------------------------------------------------
 Cash Management Class                                     830,081
-------------------------------------------------------------------
 Reserve Class                                             663,179
-------------------------------------------------------------------
 Resource Class                                            479,809
-------------------------------------------------------------------
Transfer agent fees                                      1,300,592
-------------------------------------------------------------------
Registration and filing fees                               821,909
-------------------------------------------------------------------
Directors' fees                                             20,969
-------------------------------------------------------------------
Other                                                      263,847
===================================================================
 Total expenses                                         11,562,809
===================================================================
Less:Fees waived                                        (1,220,496)
===================================================================
 Net expenses                                           10,342,313
===================================================================
Net investment income                                  512,856,831
===================================================================
Net increase in net assets resulting from operations  $512,856,831
___________________________________________________________________
===================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2001 and the year ended August 31, 2000 (Unaudited)


                                                  2001             2000
                                             ---------------  ---------------
OPERATIONS:

 Net investment income                       $   512,856,831  $   809,375,638
==============================================================================
  Net increase in net assets resulting from
   operations                                    512,856,831      809,375,638
==============================================================================
Distributions to shareholders from net
 investment income:
 Institutional Class                            (418,844,700)    (669,086,502)
------------------------------------------------------------------------------
 Private Investment Class                        (18,263,408)     (24,137,563)
------------------------------------------------------------------------------
 Personal Investment Class                        (5,131,450)      (6,433,350)
------------------------------------------------------------------------------
 Cash Management Class                           (52,086,654)     (63,157,587)
------------------------------------------------------------------------------
 Reserve Class                                    (3,671,887)      (5,783,224)
------------------------------------------------------------------------------
 Resource Class                                  (14,858,732)     (40,777,412)
==============================================================================
Share transactions - net:
 Institutional Class                           1,155,586,791    5,664,041,019
------------------------------------------------------------------------------
 Private Investment Class                        157,940,264       85,473,986
------------------------------------------------------------------------------
 Personal Investment Class                        72,935,784       54,481,402
------------------------------------------------------------------------------
 Cash Management Class                           273,844,970     (96,387,700)
------------------------------------------------------------------------------
 Reserve Class                                    15,800,344        9,586,981
------------------------------------------------------------------------------
 Resource Class                                 (194,960,585)    (102,502,092)
==============================================================================
  Net increase in net assets                   1,481,147,568    5,614,693,596
==============================================================================

NET ASSETS:

 Beginning of period                          14,338,918,287    8,724,224,691
==============================================================================
 End of period                               $15,820,065,855  $14,338,918,287
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)  $15,820,072,193  $14,338,924,625
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                               (6,338)          (6,338)
==============================================================================
                                             $15,820,065,855  $14,338,918,287
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of two separate portfolios. The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

   NET ASSETS                                                              RATE
--------------------------------------------------------------------------------
   First $100 million                                                      0.20%
   Over $100 million to $200 million                                       0.15%
   Over $200 million to $300 million                                       0.10%
   Over $300 million to $1.5 billion                                       0.06%
   Over $1.5 billion                                                       0.05%
--------------------------------------------------------------------------------

 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2001, AIM was paid $319,498 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 28, 2001, AFS was paid $1,207,179 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended February 28, 2001, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $907,163, $442,215, $664,065, $530,543 and $383,847, respectively, as compensation under the Plan and FMC waived fees of $1,220,496.
 Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.
 During the six months ended February 28, 2001, the Fund paid legal fees of $15,485 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK

Changes in capital stock during the six months ended February 28, 2001 and the year ended August 31, 2000 were as follows:

                               FEBRUARY 28, 2001                   AUGUST 31, 2000
                        --------------------------------  ----------------------------------
                            SHARES           AMOUNT            SHARES            AMOUNT
                        ---------------  ---------------  ----------------  ----------------
Sold:
 Institutional Class     63,380,189,080  $63,380,189,080   126,557,387,921  $126,557,387,921
---------------------------------------------------------------------------------------------
 Private Investment
  Class                   2,642,294,756    2,642,294,756     3,155,899,237     3,155,899,237
---------------------------------------------------------------------------------------------
 Personal Investment
  Class                   1,075,159,328    1,075,159,328     1,482,091,696     1,482,091,696
---------------------------------------------------------------------------------------------
 Cash Management Class   12,914,992,954   12,914,992,954    11,105,818,675    11,105,818,675
---------------------------------------------------------------------------------------------
 Reserve Class              641,726,923      641,726,923     1,117,885,856     1,117,885,856
---------------------------------------------------------------------------------------------
 Resource Class           1,978,125,839    1,978,125,839     5,686,265,808     5,686,265,808
---------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
 Institutional Class         22,004,186       22,004,186        48,964,918        48,964,918
---------------------------------------------------------------------------------------------
 Private Investment
  Class                       8,934,965        8,934,965        12,904,182        12,904,182
---------------------------------------------------------------------------------------------
 Personal Investment
  Class                       4,372,203        4,372,203         5,560,192         5,560,192
---------------------------------------------------------------------------------------------
 Cash Management Class       20,273,307       20,273,307        42,164,280        42,164,280
---------------------------------------------------------------------------------------------
 Reserve Class                3,637,931        3,637,931         5,577,266         5,577,266
---------------------------------------------------------------------------------------------
 Resource Class              14,319,379       14,319,379        38,640,858        38,640,858
---------------------------------------------------------------------------------------------
Reacquired:
 Institutional Class    (62,246,606,475) (62,246,606,475) (120,942,311,820) (120,942,311,820)
---------------------------------------------------------------------------------------------
 Private Investment
  Class                  (2,493,289,457)  (2,493,289,457)   (3,083,329,433)   (3,083,329,433)
---------------------------------------------------------------------------------------------
 Personal Investment
  Class                  (1,006,595,747)  (1,006,595,747)   (1,433,170,486)   (1,433,170,486)
---------------------------------------------------------------------------------------------
 Cash Management Class  (12,661,421,291) (12,661,421,291)  (11,244,370,655)  (11,244,370,655)
---------------------------------------------------------------------------------------------
 Reserve Class             (629,564,510)    (629,564,510)   (1,113,876,141)   (1,113,876,141)
---------------------------------------------------------------------------------------------
 Resource Class          (2,187,405,803)  (2,187,405,803)   (5,827,408,758)   (5,827,408,758)
=============================================================================================
                          1,481,147,568  $ 1,481,147,568     5,614,693,596  $  5,614,693,596
_____________________________________________________________________________________________
=============================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                        PERSONAL INVESTMENT CLASS
                         -------------------------------------------------------------
                          SIX MONTHS
                            ENDED                 YEAR ENDED AUGUST 31,
                         FEBRUARY 28,   ----------------------------------------------
                             2001         2000     1999      1998     1997      1996
                         ------------   --------  -------  --------  -------  --------
Net asset value,
 beginning of period       $   1.00     $   1.00  $  1.00  $   1.00  $  1.00  $   1.00
---------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income         0.03         0.05     0.05      0.05     0.05      0.05
---------------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.03)       (0.05)   (0.05)    (0.05)   (0.05)    (0.05)
=======================================================================================
Net asset value, end of
 period                    $   1.00     $   1.00  $  1.00  $   1.00  $  1.00  $   1.00
_______________________________________________________________________________________
=======================================================================================
Total return(a)                2.93%        5.55%    4.63%     5.18%    5.01%     5.11%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)            $215,169     $142,235  $87,754  $140,087  $97,215  $112,645
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers              0.59%(b)     0.59%    0.59%     0.59%    0.59%     0.59%
---------------------------------------------------------------------------------------
 Without fee waivers           0.84%(b)     0.84%    0.84%     0.84%    0.84%     0.89%
_______________________________________________________________________________________
=======================================================================================
Ratio of net investment
 income to average net
 assets                        5.81%(b)    5.44%     4.52%     5.06%    4.89%     4.99%
_______________________________________________________________________________________
=======================================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $17,351,668.

NOTE 6 - CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Directors of the Company, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Tait, Weller & Baker as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended August 31, 2000. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended August 31, 2000 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended August 31, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
 Neither the Fund nor anyone on its behalf consulted with Tait, Weller & Baker at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                             DIRECTORS
Bruce L. Crockett                                     Carl Frischling
Owen Daly II                                         Robert H. Graham        Short-Term
Albert R. Dowden                                   Prema Mathai-Davis        Investments Co.
Edward K. Dunn, Jr.                                  Lewis F. Pennock        (STIC)
Jack M. Fields                                         Louis S. Sklar

                             OFFICERS

Robert H. Graham                                 Chairman & President
Gary T. Crum                                       Sr. Vice President
Carol F. Relihan                       Sr. Vice President & Secretary
Dana R. Sutton                             Vice President & Treasurer
Melville B. Cox                                        Vice President        Prime
Karen Dunn Kelley                                      Vice President        Portfolio
Mary J. Benson         Assistant Vice President & Assistant Treasurer        -------------------------------------------------
Sheri Steward Morris   Assistant Vice President & Assistant Treasurer        Personal                                   SEMI-
Juan E. Cabrera                                   Assistant Secretary        Investment                                 ANNUAL
Jim Coppedge                                      Assistant Secretary        Class                                      REPORT
Renee A. Friedli                                  Assistant Secretary
P. Michelle Grace                                 Assistant Secretary
John H. Lively                                    Assistant Secretary                                        FEBRUARY 28, 2001
Nancy L. Martin                                   Assistant Secretary
Ofelia M. Mayo                                    Assistant Secretary
Lisa A. Moss                                      Assistant Secretary
Kathleen J. Pflueger                              Assistant Secretary
Stephen R. Rimes                                  Assistant Secretary
Timothy D. Yang                                   Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                   LEGAL COUNSEL TO DIRECTORS
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

PRM-SAR-3